Non-financial assets and liabilities - Summary of Provisions (Details) - USD ($) $ in Thousands	1 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure Of Other Provisions [Line Items]
Current		$ 27,567	$ 45,038
Non-current		10,581	10,620
Total		38,148	55,658
Osiris Therapeutics, Inc. | Major ordinary share transactions
Disclosure Of Other Provisions [Line Items]
Ordinary shares (in shares)	10,228,239
Issue of equity	$ 20,000
Contingent consideration
Disclosure Of Other Provisions [Line Items]
Current		20,625	16,298
Non-current		10,570	10,594
Total		31,195	26,892
Employee benefits
Disclosure Of Other Provisions [Line Items]
Current		3,192	7,436
Non-current		11	26
Total		3,203	7,462
Provision for license agreements
Disclosure Of Other Provisions [Line Items]
Current		3,750	3,750
Non-current		0	0
Total		3,750	3,750
Provision for litigation settlements
Disclosure Of Other Provisions [Line Items]
Current		0	17,554
Non-current		0	0
Total		$ 0	$ 17,554